Annual
Report

                                                                 AUGUST 31, 2002

TEMPLETON WORLD FUND

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FRANKLIN[R] TEMPLETON[R] INVESTMENTS
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THANK YOU FOR INVESTING WITH FRANKLIN  TEMPLETON.  WE ENCOURAGE OUR INVESTORS TO
MAINTAIN A LONG-TERM PERSPECTIVE, AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST
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JEFFREY A. EVERETT, CFA
PORTFOLIO MANAGER
TEMPLETON WORLD FUND

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SHAREHOLDER LETTER

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YOUR FUND'S GOAL: TEMPLETON WORLD FUND SEEKS LONG-TERM CAPITAL GROWTH. UNDER
NORMAL MARKET CONDITIONS, THE FUND INVESTS MAINLY IN THE EQUITY SECURITIES OF COMPANIES LOCATED ANYWHERE IN THE WORLD, INCLUDING EMERGING MARKETS.
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report for Templeton World Fund covers the fiscal year ended August 31, 2002. During the 12 months under review, investors were concerned about the uncertain global economy, corporate profits and volatile stock prices. In our view, the terrorist attacks of September 11, 2001, exacerbated what had begun earlier in 2001: declines in employment, corporate earnings and gross domestic product (GDP) growth in Asia, Europe and the Americas. Paradoxically, we believe the attacks may have contributed to economic recovery. The U.S. Federal Reserve Board (the Fed) continued its efforts to stimulate the economy through cuts in short-term interest rates. The Fed made eleven cuts during 2001, four after September 11. Most nations' central banks followed the U.S. lead and sought economic stimulus through cutting interest rates internally.

In the U.S., the effects of monetary easing became apparent during the fourth quarter of 2001, as GDP grew at a 2.7%

CONTENTS

Shareholder Letter .......... 1

Performance Summary ......... 7

Financial Highlights &
Statement of Investments ....12

Financial Statements ........22

Notes to
Financial Statements ........25

Independent
Auditors' Report ............30

Tax Designation .............31

Board Members
and Officers ................32

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FUND CATEGORY
Global
Growth
Growth & Income
Income
Tax-Free Income

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 15.

[GRAPHIC OMITTED]

GEOGRAPHIC DISTRIBUTION
BASED ON TOTAL NET ASSETS
8/31/02

EUROPE                     35.1%
NORTH AMERICA              29.4%
ASIA                       25.7%
LATIN AMERICA               3.4%
AUSTRALIA & NEW ZEALAND     2.7%
MID-EAST/AFRICA             0.1%
SHORT-TERM
INVESTMENTS & OTHER
NET ASSETS                  3.6%

annualized rate. This trend continued in the first and second quarters of 2002, with annualized growth rates of 5.0% and 1.3%. However, relatively healthy consumer-related data in the U.S. contrasted with negative publicity on the corporate side, as well as with poor European economic news. The Enron scandal raised concerns about other potential pitfalls, and as more reports of corporate deception and fraudulent accounting came to light, investors became increasingly suspicious about corporate management credibility and companies' financial statements. Partly as a result, global market volatility spiked to levels not seen since the terrorist attacks and contributed to general stock price declines. Also contributing to the drop in stock prices were gloomy industry outlooks, led by the information technology and telecommunications services sectors. In addition, ongoing U.S. terrorist fears and geopolitical conflicts added uncertainty to global financial markets. All considered, most countries' equity markets declined during the reporting period. Within this environment, Templeton World Fund - Class A produced a -5.43% cumulative total return for the 12-month period ended August 31, 2002, as shown in the Performance Summary beginning on page 7. During the same period, the Morgan Stanley Capital International (MSCI) World Index (the Index) returned -16.87% in U.S. dollars.(1)

We attribute the Fund's outperformance relative to the Index to the Fund's stock selection and country allocations. We should remind you that at Templeton, country allocations have always been a function of our stock-by-stock selection, rather than on the investment merits of geographical areas. Stock selection, or bottom-up investing, remains a key tenet of the Templeton approach practiced by our team. Industry sectors that declined

1. Source: Standard & Poor's Micropal. The unmanaged MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

sharply in the broad market, such as financials, health care, information technology and telecommunications services, neg atively affected the Fund's performance. However, in all of these cases the negative effect to overall performance was proportionally less severe for the Fund than for the Index. This was especially true in the financial, health care and information technology sectors, where the stocks held in the Fund played as important a part as those that were not held. During down markets, stocks tend to fall together, but not all of them decline equally. Stocks with the most solid fundamentals, including strong balance sheets, business models and management teams, tend to hold their value. In our opinion, these are the stocks to hold in the Fund's portfolio. On the positive side, based on strong stock selection, many of our holdings in the consumer-related sectors delivered positive investment results. This was not the case for the Index, as retail, media, hotels and leisure-related stocks faced challenges during the period and generated negative returns within the Index.

Geographically, with the exception of Latin America, which was battered by such unfavorable events as Argentina's currency devaluation and debt problems, Brazil's political uncertainty and Mexico's economic jitters, the Fund performed better than the Index in all major geographic areas. In Asia, our relatively overweighted positions in China and South Korea drove much of the Fund's outperformance in the region as compared to the Index. Although it was difficult for international markets to uncouple from and not track the U.S. market, the South Korean stock market demonstrated that it can happen. This outperformance highlighted the fact that emerging markets are not always subjected to global economic growth cycles, as some have concluded. For even in a period of weak economic growth, many Chinese and South Korean stocks, including those held by the Fund, performed extremely well. The total

TOP 10 COUNTRIES
Based on Equity Securities
8/31/02

                  % OF TOTAL
                  NET ASSETS
----------------------------
U.S.                   24.0%
Netherlands             7.5%
U.K.                    7.2%
South Korea             7.2%
Japan                   5.8%
Hong Kong               5.8%
France                  4.9%
Germany                 3.8%
China                   3.5%
Italy                   3.2%

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities
8/31/02

                           % OF TOTAL
                           NET ASSETS
-------------------------------------
Oil & Gas                        7.0%
Insurance                        6.7%
Banks                            6.2%
Real Estate                      5.7%
Pharmaceuticals                  5.5%
Diversified Financials           5.1%
Metals & Mining                  4.6%
Diversified Telecommunication
 Services                        4.0%
Household Durables               3.8%
Chemicals                        3.6%

return for South Korea's stock market during the 12 months ended August 31, 2002, was 60.12% and the U.S. stock market returned -18.57%, with both returns as measured by the respective MSCI country indexes and calculated in U.S. dollars. Although Japanese holdings detracted from the Fund's overall performance, proportionally this country had a smaller effect on the portfolio than it did on the Index, in part because the Fund was relatively underweighted in Japan. During the period, we remained unconvinced about the prospects of measurable corporate reforms in Japan.

Globally, stock valuations in Europe and non-Japan Asia generally remained more attractive than in the U.S., and we believe this disparity is likely to continue over the near term. In Europe, we believe tax reform should continue to encourage restructuring, and labor reform, although slow, has improved. In 1993, only 23% of the labor force in Europe was considered temporary help; in 2000 it was up to 30%.(2) However, we believe labor mobility continues to be one of the biggest sources of inefficiency in Europe, and the European Commission recently urged member states to implement its recommendations for increasing worker mobility.

During the 12-month period under review, global equity market volatility provided us with opportunities to invest in what we believe were bargain stocks. Time will tell if our assumptions were correct. Building stock valuation models five years out is not easy, but this always has been our time horizon, and Templeton's value investment style has generally worked well historically in assessing companies' risks and rewards in global markets. Over the reporting period, we initiated positions in Rodamco, a diversified financial company and Europe's largest owner of retail shopping space; Check Point Software, an

2. Source: EUROSTAT.
4

Israel-based Internet security firm; Smiths Group, a U.K. industrial conglomerate; and Crown Castle, a U.S. owner of wireless communications towers. We also added to such positions as Aventis and Volkswagen (pfd.), significantly undervalued stocks, in our opinion, that have strong fundamentals and restructuring appeal, respectively. On the sell side, we liquidated our position in our Telefonos de Mexico convertible bonds, which outperformed the company's common stock during the period, and Korea Electric Power Corp., the South Korean electric utility, which in our opinion had become less appealing on a valuation basis relative to other global opportunities. We also sold our Newell Rubbermaid and Golden West Financial holdings due to their relatively high valuation levels. Golden West, an extremely well-run savings and loan institution, made a significant, positive contribution to Fund performance.

Going forward, we are optimistic about global financial markets and Templeton World Fund. We believe that current economic and corporate concerns should dissipate gradually and that in the long term investors may enjoy a more favorable equity market climate, enabling them to capitalize on the numerous opportunities -- many of which are in strong, viable, financially healthy companies -- we see in the world today.

It is important to note that there are special risks associated with global investing related to market, currency, economic, social, political and other factors. Emerging markets involve similar but heightened risks, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. For example, the MSCI Mexico Free Index has increased 1,164% in

TOP 10 EQUITY HOLDINGS
8/31/02

COMPANY
SECTOR/INDUSTRY,           % OF TOTAL
COUNTRY                    NET ASSETS
-------------------------------------

Cheung Kong Holdings Ltd.        3.2%
REAL ESTATE, HONG KONG

Telecom Italia SpA,
ord. & di Risp                   1.9%
DIVERSIFIED TELECOMMUNICATION
SERVICES, ITALY

Aventis SA                       1.9%
PHARMACEUTICALS, FRANCE

Kookmin Bank                     1.8%
BANKS, SOUTH KOREA

Samsung Electronics Co.
Ltd., ord. & pfd.                1.7%
SEMICONDUCTOR EQUIPMENT &
PRODUCTS, SOUTH KOREA

Hutchison Whampoa Ltd.           1.6%
INDUSTRIAL CONGLOMERATES,
HONG KONG

HCA Inc.                         1.5%
HEALTH CARE PROVIDERS &
SERVICES, U.S.

Entergy Corp.                    1.5%
ELECTRIC UTILITIES, U.S.

Adidas-Salomon AG                1.5%
TEXTILES & APPAREL, GERMANY

Cia Vale do Rio Doce, A,
ADR, pfd.                        1.4%
METALS & MINING, BRAZIL

--------------------------------------------------------------------------------
A NOTE ABOUT DUPLICATE  MAILINGS YOU WILL RECEIVE THE FUND'S  SHAREHOLDER REPORT
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SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT.  THIS PROCESS,
CALLED  "HOUSEHOLDING,"  WILL CON- TINUE  INDEFINITELY  UNLESS YOU  INSTRUCT  US
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OUR WEBSITE.
--------------------------------------------------------------------------------

the past 14 years, but has suffered 7 quarterly declines of more than 15% during that time.(3) Although short-term volatility can be disconcerting, declines in excess of 50% are not unusual in such markets. These risks and other considerations are discussed in the Fund's prospectus.

We thank you for your continued investment in Templeton World Fund and welcome your comments or suggestions.

Sincerely,

/s/JEFFREY A. EVERETT

Jeffrey A. Everett, CFA
Portfolio Manager
Templeton World Fund

3. Source: Standard & Poor's Micropal. Based on quarterly percentage total return change over 14 years ended 6/30/02. Market return is measured in U.S. dollars and includes reinvested dividends. The MSCI Mexico Free Index is market capitalization-weighted and measures the total return of equity securities in Mexico. The index includes only securities available to foreign (non-local) investors.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of August 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 8/31/02
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE         8/31/02   8/31/01
---------------------------------------------------------------
Net Asset Value (NAV)           -$1.06         $13.64    $14.70
DISTRIBUTIONS (9/1/01-8/31/02)
Dividend Income                $0.2662

CLASS B                        CHANGE         8/31/02   8/31/01
---------------------------------------------------------------
Net Asset Value (NAV)           -$1.05         $13.46    $14.51
DISTRIBUTIONS (9/1/01-8/31/02)
Dividend Income                $0.1638

CLASS C                        CHANGE         8/31/02   8/31/01
---------------------------------------------------------------
Net Asset Value (NAV)           -$1.03         $13.31    $14.34
DISTRIBUTIONS (9/1/01-8/31/02)
Dividend Income                $0.1505

-------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 7/1/92, Fund shares were offered at a higher initial sales charge. Thus actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects sub- sequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declin- ing from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
-------------------------------------------------------------------------------

Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we pro vide standardized average annual total return information through the latest cal endar quarter.

PERFORMANCE



CLASS A                                1-YEAR   5-YEAR   10-YEAR
----------------------------------------------------------------
Cumulative Total Return(1)             -5.43%   10.41%   166.63%
Average Annual Total Return(2)        -10.88%    0.80%     9.65%
Value of $10,000 Investment(3)         $8,912  $10,406   $25,129
Avg. Ann. Total Return (9/30/02)(4)   -12.19%   -2.72%     8.44%


                                                       INCEPTION
CLASS B                                1-YEAR   3-YEAR  (1/1/99)
----------------------------------------------------------------
Cumulative Total Return(1)             -6.12%  -10.89%     0.97%
Average Annual Total Return(2)         -9.83%   -4.58%    -0.43%
Value of $10,000 Investment(3)         $9,017   $8,687    $9,844
Avg. Ann. Total Return (9/30/02)(4)   -11.21%   -7.35%    -3.36%


                                                       INCEPTION
CLASS C                                1-YEAR   5-YEAR  (5/1/95)
----------------------------------------------------------------
Cumulative Total Return(1)             -6.15%    6.28%    68.72%
Average Annual Total Return(2)         -7.98%    1.02%     7.24%
Value of $10,000 Investment(3)         $9,202  $10,519   $16,698
Avg. Ann. Total Return (9/30/02)(4)    -9.40%   -2.50%     5.55%

-------------------------------------------------------------------------------
Ongoing market volatility can dramati- cally change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market condi-tions, currency volatility, and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
-------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

8       Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX INCLUDES REINVESTED DIVIDENDS. IT DIFFERS FROM THE FUND IN COMPOSITION AND DOES NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX. THE CONSUMER PRICE INDEX (CPI), CALCULATED BY THE U.S. BUREAU OF LABOR STATISTICS, IS A COMMONLY USED MEASURE OF THE INFLATION RATE.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
Templeton World Fund
Annual Report
31-Aug-02

APPENDIX DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO
ITEM 304 (a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

The following line graph compares the performance of Templeton World Fund - Class A with that of the MSCI World Index(5) and the CPI(5) based on a $10,000 investment from 9/01/92 to 8/31/02.

NOTE: FUND PERFORMANCE INCLUDES MAXIMUM SALES CHARGE.
--------------------------------------------------------------------------------

TEMPLETON WORLD FUND - CLASS A (9/1/92-8/31/02)

          TEMPLETON WORLD   MSCI WORLD
PERIOD    FUND - CLASS A      INDEX          CPI
----------------------------------------------------
9/1/92        $9,425        $10,000        $10,000
9/30/92       $9,425         $9,910        $10,028
10/31/92      $9,256         $9,643        $10,063
11/30/92      $9,417         $9,818        $10,077
12/31/92      $9,630         $9,899        $10,070
1/31/93       $9,755         $9,934        $10,119
2/28/93       $9,977        $10,172        $10,155
3/31/93      $10,382        $10,764        $10,190
4/30/93      $10,596        $11,264        $10,219
5/31/93      $10,913        $11,525        $10,233
6/30/93      $10,825        $11,431        $10,248
7/31/93      $11,134        $11,669        $10,248
8/31/93      $11,754        $12,205        $10,276
9/30/93      $11,695        $11,982        $10,298
10/31/93     $12,261        $12,314        $10,340
11/30/93     $11,999        $11,619        $10,347
12/31/93     $12,866        $12,190        $10,347
1/31/94      $13,644        $12,996        $10,375
2/28/94      $13,292        $12,829        $10,411
3/31/94      $12,784        $12,279        $10,446
4/30/94      $13,046        $12,661        $10,461
5/31/94      $13,169        $12,695        $10,468
6/30/94      $12,874        $12,662        $10,503
7/31/94      $13,480        $12,905        $10,532
8/31/94      $13,972        $13,296        $10,574
9/30/94      $13,603        $12,949        $10,603
10/31/94     $13,731        $13,319        $10,610
11/30/94     $13,087        $12,744        $10,624
12/31/94     $12,979        $12,870        $10,624
1/31/95      $12,869        $12,680        $10,666
2/28/95      $13,272        $12,867        $10,709
3/31/95      $13,528        $13,490        $10,744
4/30/95      $14,069        $13,962        $10,780
5/31/95      $14,518        $14,084        $10,801
6/30/95      $14,747        $14,082        $10,823
7/31/95      $15,470        $14,789        $10,823
8/31/95      $15,351        $14,462        $10,851
9/30/95      $15,717        $14,886        $10,873
10/31/95     $15,161        $14,654        $10,909
11/30/95     $15,556        $15,165        $10,901
12/31/95     $15,776        $15,611        $10,893
1/31/96      $16,400        $15,897        $10,958
2/29/96      $16,442        $15,997        $10,993
3/31/96      $16,665        $16,266        $11,050
4/30/96      $17,098        $16,651        $11,093
5/31/96      $17,278        $16,668        $11,114
6/30/96      $17,268        $16,755        $11,121
7/31/96      $16,654        $16,165        $11,142
8/31/96      $17,151        $16,354        $11,163
9/30/96      $17,532        $16,997        $11,199
10/31/96     $17,830        $17,119        $11,234
11/30/96     $18,807        $18,081        $11,256
12/31/96     $19,160        $17,796        $11,256
1/31/97      $19,750        $18,013        $11,292
2/28/97      $19,994        $18,223        $11,327
3/31/97      $19,889        $17,866        $11,355
4/30/97      $20,341        $18,454        $11,369
5/31/97      $21,418        $19,596        $11,362
6/30/97      $22,517        $20,576        $11,376
7/31/97      $23,652        $21,527        $11,389
8/31/97      $22,760        $20,091        $11,411
9/30/97      $24,312        $21,186        $11,439
10/31/97     $22,329        $20,074        $11,468
11/30/97     $22,355        $20,433        $11,461
12/31/97     $22,845        $20,684        $11,447
1/31/98      $22,804        $21,263        $11,469
2/28/98      $24,312        $22,705        $11,491
3/31/98      $25,629        $23,668        $11,513
4/30/98      $25,656        $23,902        $11,534
5/31/98      $24,773        $23,606        $11,554
6/30/98      $24,448        $24,170        $11,568
7/31/98      $24,502        $24,134        $11,582
8/31/98      $20,984        $20,919        $11,596
9/30/98      $21,011        $21,294        $11,610
10/31/98     $22,896        $23,223        $11,638
11/30/98     $24,158        $24,607        $11,638
12/31/98     $24,218        $25,813        $11,631
1/31/99      $23,975        $26,380        $11,659
2/28/99      $23,474        $25,681        $11,673
3/31/99      $25,100        $26,755        $11,708
4/30/99      $27,654        $27,814        $11,793
5/31/99      $26,712        $26,802        $11,793
6/30/99      $27,989        $28,056        $11,793
7/31/99      $27,624        $27,975        $11,828
8/31/99      $27,578        $27,930        $11,857
9/30/99      $26,925        $27,662        $11,914
10/31/99     $26,942        $29,103        $11,935
11/30/99     $28,300        $29,927        $11,942
12/31/99     $31,028        $32,354        $11,942
1/31/00      $29,202        $30,503        $11,978
2/29/00      $29,069        $30,589        $12,049
3/31/00      $30,613        $32,705        $12,148
4/30/00      $29,136        $31,325        $12,155
5/31/00      $28,737        $30,536        $12,170
6/30/00      $30,016        $31,568        $12,233
7/31/00      $30,182        $30,684        $12,261
8/31/00      $31,327        $31,687        $12,261
9/30/00      $30,182        $30,005        $12,325
10/31/00     $29,221        $29,507        $12,346
11/30/00     $28,494        $27,719        $12,353
12/31/00     $29,789        $28,170        $12,346
1/31/01      $30,241        $28,717        $12,423
2/28/01      $29,012        $26,293        $12,473
3/31/01      $27,204        $24,571        $12,502
4/30/01      $28,452        $26,394        $12,552
5/31/01      $28,777        $26,067        $12,608
6/30/01      $27,909        $25,254        $12,630
7/31/01      $27,078        $24,920        $12,594
8/31/01      $26,572        $23,729        $12,594
9/30/01      $24,132        $21,641        $12,651
10/31/01     $25,241        $22,058        $12,608
11/30/01     $26,967        $23,367        $12,587
12/31/01     $27,377        $23,516        $12,538
1/31/02      $26,916        $22,806        $12,566
2/28/02      $26,916        $22,612        $12,617
3/31/02      $28,280        $23,616        $12,687
4/30/02      $28,390        $22,823        $12,758
5/31/02      $28,740        $22,875        $12,758
6/30/02      $27,432        $21,491        $12,766
7/31/02      $25,387        $19,682        $12,780
8/31/02      $25,129        $19,723        $12,822

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

The following line graph compares the performance of Templeton World Fund - Class B with that of the MSCI World Index(5) and the CPI(5) based on a $10,000 investment from 1/01/99 to 8/31/02.

--------------------------------------------------------------------------------

TEMPLETON WORLD FUND - CLASS B (1/1/99-8/31/02)

          TEMPLETON WORLD   MSCI WORLD
PERIOD    FUND - CLASS B      INDEX          CPI
----------------------------------------------------
1/1/99       $10,000        $10,000        $10,000
1/31/99       $9,900        $10,220        $10,024
2/28/99       $9,692         $9,949        $10,036
3/31/99      $10,358        $10,365        $10,066
4/30/99      $11,400        $10,776        $10,140
5/31/99      $10,998        $10,383        $10,140
6/30/99      $11,525        $10,869        $10,140
7/31/99      $11,362        $10,838        $10,170
8/31/99      $11,331        $10,820        $10,194
9/30/99      $11,061        $10,716        $10,243
10/31/99     $11,050        $11,275        $10,262
11/30/99     $11,604        $11,594        $10,268
12/31/99     $12,715        $12,534        $10,268
1/31/00      $11,955        $11,817        $10,299
2/29/00      $11,900        $11,850        $10,360
3/31/00      $12,523        $12,670        $10,444
4/30/00      $11,907        $12,136        $10,451
5/31/00      $11,743        $11,830        $10,463
6/30/00      $12,256        $12,230        $10,518
7/31/00      $12,318        $11,887        $10,542
8/31/00      $12,776        $12,276        $10,542
9/30/00      $12,297        $11,624        $10,597
10/31/00     $11,901        $11,431        $10,615
11/30/00     $11,602        $10,738        $10,621
12/31/00     $12,120        $10,913        $10,615
1/31/01      $12,298        $11,125        $10,682
2/28/01      $11,786        $10,186        $10,724
3/31/01      $11,045         $9,519        $10,749
4/30/01      $11,549        $10,225        $10,792
5/31/01      $11,668        $10,099        $10,841
6/30/01      $11,312         $9,783        $10,859
7/31/01      $10,963         $9,654        $10,829
8/31/01      $10,756         $9,193        $10,829
9/30/01       $9,762         $8,384        $10,877
10/31/01     $10,204         $8,546        $10,840
11/30/01     $10,894         $9,052        $10,822
12/31/01     $11,050         $9,110        $10,780
1/31/02      $10,862         $8,835        $10,804
2/28/02      $10,855         $8,760        $10,848
3/31/02      $11,402         $9,149        $10,908
4/30/02      $11,440         $8,842        $10,970
5/31/02      $11,567         $8,862        $10,970
6/30/02      $11,035         $8,326        $10,976
7/31/02      $10,210         $7,625        $10,988
8/31/02       $9,844         $7,641        $11,024

AVERAGE ANNUAL TOTAL RETURN

CLASS A                  8/31/02
--------------------------------
1-Year                   -10.88%
5-Year                     0.80%
10-Year                    9.65%

AVERAGE ANNUAL TOTAL RETURN

CLASS B                  8/31/02
--------------------------------
1-Year                    -9.83%
3-Year                    -4.58%
Since Inception (1/1/99)  -0.43%


Past performance does not guarantee future results.                            9

AVERAGE ANNUAL TOTAL RETURN

CLASS C                  8/31/02
--------------------------------
1-Year                    -7.98%
5-Year                     1.02%
Since Inception (5/1/95)   7.24%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

The following line graph compares the performance of Templeton World Fund - Class C with that of the MSCI World Index(5) and the CPI(5) based on a $10,000 investment from 5/01/95 to 8/31/02. Note: Fund performance includes maximum sales charge.

TEMPLETON WORLD FUND - CLASS C (5/1/95-8/31/02)

          TEMPLETON WORLD   MSCI WORLD
PERIOD    FUND - CLASS C      INDEX          CPI
----------------------------------------------------
05/01/1995    $9,897        $10,000        $10,000
05/31/1995   $10,200        $10,087        $10,020
06/30/1995   $10,354        $10,086        $10,040
07/31/1995   $10,857        $10,592        $10,040
08/31/1995   $10,767        $10,358        $10,066
09/30/1995   $11,018        $10,662        $10,086
10/31/1995   $10,617        $10,495        $10,120
11/30/1995   $10,887        $10,862        $10,112
12/31/1995   $11,038        $11,181        $10,105
01/31/1996   $11,469        $11,386        $10,165
02/29/1996   $11,492        $11,457        $10,198
03/31/1996   $11,633        $11,650        $10,251
04/30/1996   $11,923        $11,926        $10,291
05/31/1996   $12,050        $11,938        $10,310
06/30/1996   $12,035        $12,000        $10,316
07/31/1996   $11,596        $11,578        $10,336
08/31/1996   $11,938        $11,713        $10,356
09/30/1996   $12,191        $12,173        $10,389
10/31/1996   $12,395        $12,261        $10,422
11/30/1996   $13,065        $12,950        $10,442
12/31/1996   $13,297        $12,745        $10,442
01/31/1997   $13,703        $12,901        $10,475
02/28/1997   $13,865        $13,052        $10,508
03/31/1997   $13,776        $12,796        $10,534
04/30/1997   $14,083        $13,217        $10,547
05/31/1997   $14,813        $14,035        $10,540
06/30/1997   $15,566        $14,737        $10,553
07/31/1997   $16,336        $15,418        $10,565
08/31/1997   $15,712        $14,389        $10,586
09/30/1997   $16,774        $15,174        $10,612
10/31/1997   $15,390        $14,377        $10,639
11/30/1997   $15,399        $14,634        $10,632
12/31/1997   $15,721        $14,814        $10,619
01/31/1998   $15,683        $15,229        $10,640
02/28/1998   $16,717        $16,262        $10,660
03/31/1998   $17,608        $16,951        $10,680
04/30/1998   $17,618        $17,119        $10,699
05/31/1998   $16,992        $16,907        $10,719
06/30/1998   $16,764        $17,311        $10,731
07/31/1998   $16,793        $17,285        $10,744
08/31/1998   $14,375        $14,983        $10,757
09/30/1998   $14,384        $15,251        $10,770
10/31/1998   $15,664        $16,632        $10,796
11/30/1998   $16,521        $17,624        $10,796
12/31/1998   $16,542        $18,487        $10,789
01/31/1999   $16,373        $18,894        $10,815
02/28/1999   $16,023        $18,393        $10,828
03/31/1999   $17,124        $19,162        $10,861
04/30/1999   $18,839        $19,921        $10,940
05/31/1999   $18,193        $19,196        $10,940
06/30/1999   $19,050        $20,094        $10,940
07/31/1999   $18,786        $20,036        $10,973
08/31/1999   $18,743        $20,004        $10,999
09/30/1999   $18,288        $19,812        $11,052
10/31/1999   $18,289        $20,844        $11,072
11/30/1999   $19,195        $21,434        $11,079
12/31/1999   $21,034        $23,172        $11,079
01/31/2000   $19,784        $21,847        $11,112
02/29/2000   $19,681        $21,908        $11,177
03/31/2000   $20,713        $23,424        $11,269
04/30/2000   $19,704        $22,435        $11,276
05/31/2000   $19,417        $21,870        $11,289
06/30/2000   $20,277        $22,609        $11,348
07/31/2000   $20,369        $21,976        $11,374
08/31/2000   $21,137        $22,695        $11,374
09/30/2000   $20,346        $21,490        $11,433
10/31/2000   $19,685        $21,133        $11,453
11/30/2000   $19,186        $19,852        $11,460
12/31/2000   $20,050        $20,176        $11,453
01/31/2001   $20,336        $20,567        $11,525
02/28/2001   $19,504        $18,831        $11,571
03/31/2001   $18,276        $17,598        $11,598
04/30/2001   $19,095        $18,904        $11,644
05/31/2001   $19,306        $18,669        $11,696
06/30/2001   $18,710        $18,087        $11,716
07/31/2001   $18,140        $17,848        $11,683
08/31/2001   $17,792        $16,995        $11,683
09/30/2001   $16,154        $15,499        $11,736
10/31/2001   $16,878        $15,799        $11,696
11/30/2001   $18,019        $16,735        $11,676
12/31/2001   $18,279        $16,843        $11,631
01/31/2002   $17,965        $16,334        $11,657
02/28/2002   $17,965        $16,195        $11,704
03/31/2002   $18,856        $16,914        $11,770
04/30/2002   $18,919        $16,346        $11,836
05/31/2002   $19,145        $16,383        $11,836
06/30/2002   $18,254        $15,392        $11,843
07/31/2002   $16,886        $14,096        $11,856
08/31/2002   $16,698        $14,126        $11,895

5. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally.

Past performance does not guarantee future results.

TEMPLETON WORLD FUND



CLASS A

If you had invested $10,000 in Templeton World Fund - Class A at inception, it would have been worth $217,447 on August 31, 2002. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on January 17, 1978 (inception), reflecting the current, maximum sales charge and applicable fees and expenses with income dividends and capital gains reinvested as shown through August 31, 2002.*


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

This chart shows in a logarithmic format the growth of a $10,000 investment in Templeton World Fund - Class A from 1/17/78 to 08/31/02.

NOTE: FUND PERFORMANCE INCLUDES SALES CHARGES. TEMPLETON WORLD FUND CLASS A
----------------------------------------------------------------------------------------------------------------------
                 Principal +    Principal +
Period            Dividends      Cap Gains       Total Value          CPI          Principal     Income     Cap Gains
01/17/1978          $9,425          $9,425          $9,425          $10,000          $9,425          $0          $0
12/31/78           $11,395         $11,405         $11,452          $10,863         $11,348         $47         $57
12/31/79           $14,406         $14,388         $14,675          $12,307         $14,119        $287        $269
12/31/80           $17,349         $16,973         $17,734          $13,848         $16,588        $761        $385
12/31/81           $17,785         $17,405         $18,837          $15,083         $16,353      $1,432      $1,052
12/31/82           $21,080         $20,021         $22,487          $15,661         $18,614      $2,466      $1,407
12/30/83           $27,121         $26,233         $30,130          $16,254         $23,224      $3,897      $3,009
12/31/84           $26,241         $27,017         $31,561          $16,897         $21,697      $4,544      $5,320
12/31/85           $33,383         $34,640         $41,519          $17,539         $26,504      $6,879      $8,136
12/31/86           $36,327         $40,184         $48,726          $17,732         $27,785      $8,542     $12,399
12/31/87           $33,237         $41,022         $50,394          $18,517         $23,865      $9,372     $17,157
12/30/88           $38,712         $48,297         $60,317          $19,336         $26,692     $12,020     $21,605
12/29/89           $46,883         $57,755         $73,950          $20,235         $30,688     $16,195     $27,067
12/31/90           $38,148         $47,435         $62,190          $21,471         $23,393     $14,755     $24,042
12/31/91           $46,167         $61,438         $80,706          $22,128         $26,899     $19,268     $34,539
12/31/92           $44,660         $63,289         $83,330          $22,770         $24,619     $20,041     $38,670
12/31/93           $55,556         $85,391        $111,333          $23,396         $29,614     $25,942     $55,777
12/30/94           $52,040         $86,977        $112,307          $24,020         $26,710     $25,330     $60,267
12/29/95           $57,767        $106,848        $136,510          $24,631         $28,105     $29,662     $78,743
12/31/96           $68,294        $128,697        $165,794          $25,448         $31,197     $37,097     $97,500
12/31/97           $73,648        $155,737        $197,679          $25,881         $31,706     $41,942    $124,031
12/31/98           $74,362        $165,233        $209,566          $26,298         $30,029     $44,333    $135,204
12/31/99           $93,106        $210,618        $268,493          $27,002         $35,231     $57,875    $175,387
12/31/00           $86,068        $202,768        $257,771          $27,918         $31,065     $55,003    $171,703
12/31/01           $82,072        $182,836        $236,896          $28,351         $28,012     $54,060    $154,824
8/31/02            $75,334        $167,825        $217,447          $28,991         $25,712     $49,622    $142,113

===TOTAL VALUE OF INVESTMENT WITH CAPITAL GAINS AND DIVIDENDS REINVESTED

---VALUE OF INVESTMENT WITH CAPITAL GAINMS REINVESTED

- -VALUE OF INVESTMENT WITH DIVIDENDS REINVESTED

= =CONSUMER PRICE INDEX


*Cumulative total return represents the change in value of an investment over the indicated period. All figures reflect the current, maximum 5.75% initial sales charge. Prior to 7/1/92, these shares were offered at a higher initial sales charge. Thus actual total return for purchasers of shares during the periods shown may differ. Effective 1/1/93, the Fund's Class A shares implemented a Rule 12b-1 plan, which affects subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The historical data shown above pertain only to the Fund's Class A shares. The Fund offers two other share classes, subject to different fees and expenses, which affect their performance. Please see the prospectus for more details.

                                                                              11
Past performance does not guarantee future results.

TEMPLETON WORLD FUND
Financial Highlights

                                                                                        CLASS A
                                                        ----------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                        ----------------------------------------------------------------------------
                                                              2002            2001            2000            1999           1998
                                                        ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)
Net asset value, beginning of year ................         $14.70          $18.87          $18.14          $15.45          $19.66
                                                        ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income ............................            .17(a)          .29             .27             .33             .42
 Net realized and unrealized gains (losses) .......           (.96)(a)       (3.04)           1.93            4.10           (1.59)
                                                        ----------------------------------------------------------------------------
Total from investment operations ..................           (.79)          (2.75)           2.20            4.43           (1.17)
                                                        ----------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.27)           (.27)           (.38)           (.36)           (.44)
 Net realized gains ...............................             --           (1.15)          (1.09)          (1.38)          (2.60)
                                                        ----------------------------------------------------------------------------
Total distributions ...............................           (.27)          (1.42)          (1.47)          (1.74)          (3.04)
Net asset value, end of year ......................         $13.64          $14.70          $18.87          $18.14          $15.45
                                                        ============================================================================
Total return* .....................................        (5.43)%        (15.18)%          13.59%          31.42%         (7.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................     $6,161,235      $7,102,237      $9,515,467      $9,115,995      $7,852,041
Ratios to average net assets:
 Expenses .........................................          1.08%           1.09%           1.07%           1.04%           1.04%
 Net investment income ............................          1.15%(a)        1.79%           1.52%           1.99%           2.34%
Portfolio turnover rate ...........................         44.56%          24.91%          46.92%          35.81%          43.36%

*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding effective year ended August 31, 1999.
(a)The November, 2000, revised AICPA Audit and Accounting Guide of Investment Companies was implemented September 1, 2001, resulting in a (decrease) increase of $(.01) and $.01 to net investment income and net realized and unrealized gains per share, respectively, and a decrease of (.08)% to the ratio of net investment income to average net assets for the year ended August 31, 2002.

12

TEMPLETON WORLD FUND
Financial Highlights (CONTINUED)

                                                                                     CLASS B
                                                           -------------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                           -------------------------------------------------------------
                                                              2002            2001            2000           1999+
                                                           -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(for a share outstanding throughout the year)
Net asset value, beginning of year ................         $14.51          $18.66          $18.05          $15.93
                                                           -------------------------------------------------------------
Income from investment operations:
 Net investment income ............................            .06(a)          .17             .15             .15
 Net realized and unrealized gains (losses) .......           (.95)(a)       (3.01)           1.90            1.97
                                                           -------------------------------------------------------------
Total from investment operations ..................           (.89)          (2.84)           2.05            2.12
                                                           -------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.16)           (.16)           (.35)             --
 Net realized gains ...............................             --           (1.15)          (1.09)             --
                                                           -------------------------------------------------------------
Total distributions ...............................           (.16)          (1.31)          (1.44)             --
                                                           -------------------------------------------------------------
Net asset value, end of year ......................         $13.46          $14.51          $18.66          $18.05
                                                           =============================================================
Total return* .....................................        (6.12)%        (15.82)%          12.76%          13.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................        $29,311         $25,743         $23,816          $9,261
Ratios to average net assets:
 Expenses .........................................          1.83%           1.83%           1.82%           1.85%**
 Net investment income ............................           .40%(a)        1.08%            .83%           1.27%**
Portfolio turnover rate ...........................         44.56%          24.91%          46.92%          35.81%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period January 1, 1999 (effective date) to August 31, 1999.
++Based on average weighted shares outstanding.
(a)The November, 2000, revised AICPA Audit and Accounting Guide of Investment Companies was implemented September 1, 2001, resulting in a (decrease) increase of $(.01) and $.01 to net investment income and net realized and unrealized gains per share, respectively, and a decrease of (.08)% to the ratio of net investment income to average net assets for the year ended August 31, 2002.

                                                                              13

TEMPLETON WORLD FUND
Financial Highlights (CONTINUED)

                                                                                            CLASS C
                                                          --------------------------------------------------------------------------
                                                                                     YEAR ENDED AUGUST 31,
                                                          --------------------------------------------------------------------------
                                                              2002            2001            2000            1999          1998
                                                          --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)
Net asset value, beginning of year ................         $14.34          $18.43          $17.71          $15.16        $19.39
                                                          --------------------------------------------------------------------------
Income from investment operations:
 Net investment income ............................            .06(a)          .17             .14             .20           .33
 Net realized and unrealized gains (losses) .......           (.94)(a)       (2.98)           1.89            4.02         (1.61)
                                                          --------------------------------------------------------------------------
Total from investment operations ..................           (.88)          (2.81)           2.03            4.22         (1.28)
                                                          --------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.15)           (.13)           (.22)           (.29)         (.35)
 Net realized gains ...............................             --           (1.15)          (1.09)          (1.38)        (2.60)
                                                          --------------------------------------------------------------------------
Total distributions ...............................           (.15)          (1.28)          (1.31)          (1.67)        (2.95)
Net asset value, end of year ......................         $13.31          $14.34          $18.43          $17.71        $15.16
                                                          ==========================================================================
Total return* .....................................        (6.15)%        (15.83)%          12.77%          30.39%       (8.51)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................       $264,751        $313,538        $423,614        $417,439      $325,319
Ratios to average net assets:
 Expenses .........................................          1.83%           1.83%           1.82%           1.81%         1.80%
 Net investment income ............................           .40%(a)        1.04%            .78%           1.22%         1.66%
Portfolio turnover rate ...........................         44.56%          24.91%          46.92%          35.81%        43.36%

*Total return does not reflect sales commissions or the contingent deferred sales charge.
+Based on average weighted shares outstanding effective year ended August 31, 1999.
(aThe November, 2000, revised AICPA Audit and Accounting Guide of Investment Companies was implemented September 1, 2001, resulting in a (decrease) increase of $(.01) and $.01 to net investment income and net realized and unrealized gains per share, respectively, and a decrease of (.08)% to the ratio of net investment income to average net assets for the year ended August 31, 2002.

14
                       See notes to financial statements.

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2002

                                                                    COUNTRY                    SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

     COMMON STOCKS 86.5%
     AEROSPACE & DEFENSE 1.6%
     BAE Systems PLC ........................................    United Kingdom              16,067,271              $   76,055,146
     Rolls-Royce PLC ........................................    United Kingdom              10,808,700                  23,533,522
                                                                                                                     --------------
                                                                                                                         99,588,668
                                                                                                                     --------------
     AIR FREIGHT & COURIERS 1.1%
     Deutsche Post AG .......................................        Germany                  2,622,100                  28,569,288
     Deutsche Post AG, 144A .................................        Germany                    495,100                   5,394,399
     United Parcel Service Inc., B ..........................     United States                 586,600                  37,489,606
                                                                                                                     --------------
                                                                                                                         71,453,293
                                                                                                                     --------------
     AIRLINES .3%
     Qantas Airways Ltd. ....................................       Australia                 6,294,709                  14,493,871
     Qantas Airways Ltd., 144A ..............................       Australia                 1,351,423                   3,111,717
                                                                                                                     --------------
                                                                                                                         17,605,588
                                                                                                                     --------------
     AUTO COMPONENTS .5%
     Autoliv Inc., SDR ......................................        Sweden                      17,000                     370,337
     Valeo SA ...............................................        France                     891,510                  34,360,135
                                                                                                                     --------------
                                                                                                                         34,730,472
                                                                                                                     --------------
     BANKS 6.2%
     Abbey National PLC .....................................    United Kingdom               3,090,000                  35,658,442
    *Banca Nazionale del Lavoro SpA .........................         Italy                  26,315,850                  37,937,686
     DBS Group Holdings Ltd. ................................       Singapore                 7,780,657                  52,913,003
     Kookmin Bank ...........................................      South Korea                2,492,343                 116,535,360
     Royal Bank of Scotland Group PLC .......................    United Kingdom               2,898,361                  69,180,463
     San Paolo-IMI SpA ......................................         Italy                   3,753,280                  31,176,724
     UBS AG .................................................      Switzerland                1,222,180                  57,580,466
                                                                                                                     --------------
                                                                                                                        400,982,144
                                                                                                                     --------------
    *BIOTECHNOLOGY
     CK Life Sciences International (Holdings) Inc. .........       Hong Kong                 1,118,584                     261,005
                                                                                                                     --------------
     BUILDING PRODUCTS .6%
     Toto Ltd. ..............................................         Japan                   8,552,000                  36,208,864
                                                                                                                     --------------
     CHEMICALS 3.6%
     Akzo Nobel NV ..........................................      Netherlands                1,607,714                  59,945,558
     Bayer AG, Br. ..........................................        Germany                  1,627,700                  38,630,100
     Dow Chemical Co. .......................................     United States               2,147,400                  64,894,428
     DSM NV, Br. ............................................      Netherlands                1,540,582                  67,202,541
     Monsanto Co. ...........................................     United States                 236,038                   4,336,018
                                                                                                                     --------------
                                                                                                                        235,008,645
                                                                                                                     --------------
     COMMERCIAL SERVICES & SUPPLIES 1.1%
    *Ceridian Corp. .........................................     United States               1,918,700                  30,833,509
     Societe BIC SA .........................................        France                     621,001                  23,751,607
     Waste Management Inc. ..................................     United States                 604,400                  15,369,892
                                                                                                                     --------------
                                                                                                                         69,955,008
                                                                                                                     --------------

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)

                                                                    COUNTRY                    SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)

    *COMMUNICATIONS EQUIPMENT .1%
     American Tower Corp., A ................................     United States               3,723,800              $    9,160,548
                                                                                                                     --------------
     COMPUTERS & PERIPHERALS .8%
     Compal Electronics Inc. ................................        Taiwan                  13,050,000                  12,308,804
    *EMC Corp. ..............................................     United States               2,619,800                  17,709,848
     Hewlett-Packard Co. ....................................     United States               1,165,500                  15,652,665
     NEC Corp. ..............................................         Japan                   1,116,000                   6,221,701
                                                                                                                     --------------
                                                                                                                         51,893,018
                                                                                                                     --------------
     CONSTRUCTION MATERIALS 1.7%
     Cemex SA, ADR ..........................................        Mexico                   3,762,129                  88,598,138
     Gujarat Ambuja Cements Ltd. ............................         India                   3,911,172                  13,314,285
     Gujarat Ambuja Cements Ltd., GDR, 144A .................         India                   1,294,000                   4,464,300
     Gujarat Ambuja Cements Ltd., GDR, Reg S ................         India                   1,152,000                   3,974,400
                                                                                                                     --------------
                                                                                                                        110,351,123
                                                                                                                     --------------
     DISTRIBUTORS .4%
     LI & Fung Ltd. .........................................       Hong Kong                24,752,000                  26,973,506
                                                                                                                     --------------
     DIVERSIFIED FINANCIALS 5.1%
     Ayala Corp. ............................................      Philippines              122,039,000                  12,240,386
     Banca Fideuram SpA .....................................         Italy                   2,375,000                  11,995,185
    *First Pacific Co. Ltd. .................................       Hong Kong                36,056,190                   5,131,106
     Housing Development Finance Corp. Ltd. .................         India                   1,768,000                  21,385,979
     Merrill Lynch & Co. Inc. ...............................     United States                 238,490                   8,638,108
     Morgan Stanley .........................................     United States               2,068,094                  88,348,976
     Nomura Holdings Inc. ...................................         Japan                   4,573,000                  60,284,224
     Rodamco Europe NV ......................................      Netherlands                1,946,850                  79,234,931
     Swire Pacific Ltd., A ..................................       Hong Kong                 4,326,500                  19,580,311
    *WCM Beteiligungs & Grundbesitz AG ......................        Germany                  7,020,160                  21,135,936
                                                                                                                     --------------
                                                                                                                        327,975,142
                                                                                                                     --------------
     DIVERSIFIED TELECOMMUNICATION SERVICES 4.0%
     Cable & Wireless PLC ...................................    United Kingdom              17,902,710                  44,448,681
     KT Corp., ADR ..........................................      South Korea                1,690,800                  38,398,068
     Nippon Telegraph & Telephone Corp. .....................         Japan                       6,500                  25,547,168
    *Pacific Century Regional Developments Ltd. .............       Singapore                13,008,000                   2,453,147
     Telecom Corp. of New Zealand Ltd. ......................      New Zealand               10,517,454                  24,882,209
     Telecom Italia SpA .....................................         Italy                   9,000,000                  71,581,280
     Telecom Italia SpA, di Risp ............................         Italy                   9,900,471                  53,013,271
                                                                                                                     --------------
                                                                                                                        260,323,824
                                                                                                                     --------------
     ELECTRIC UTILITIES 2.8%
     Entergy Corp. ..........................................     United States               2,247,300                  94,813,587
     Guangdong Electric Power Development Co Ltd., B, .......         China                  64,681,530                  41,877,413
     Iberdrola SA, Br. ......................................         Spain                   3,342,845                  43,110,007
                                                                                                                     --------------
                                                                                                                        179,801,007
                                                                                                                     --------------

16

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)

                                                                    COUNTRY                    SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)

     ELECTRICAL EQUIPMENT .4%
    *ABB Ltd. ...............................................      Switzerland                2,275,600              $   12,434,558
     Kidde PLC ..............................................    United Kingdom              10,986,000                  11,216,274
                                                                                                                     --------------
                                                                                                                         23,650,832
                                                                                                                     --------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS 1.8%
     Hitachi Ltd. ...........................................         Japan                  15,036,000                  80,274,853
     Murata Manufacturing Co. Ltd. ..........................         Japan                     563,000                  31,909,586
    *Solectron Corp. ........................................     United States               1,028,900                   3,827,508
                                                                                                                     --------------
                                                                                                                        116,011,947
                                                                                                                     --------------
     FOOD & DRUG RETAILING 2.3%
     J.Sainsbury PLC ........................................    United Kingdom              12,605,167                  61,714,523
    *Kroger Co. .............................................     United States               4,936,100                  89,244,688
                                                                                                                     --------------
                                                                                                                        150,959,211
                                                                                                                     --------------
     FOOD PRODUCTS 1.3%
     Smucker JM Co. .........................................     United States                   8,504                     309,120
     Unilever NV ............................................      Netherlands                1,449,050                  85,620,256
                                                                                                                     --------------
                                                                                                                         85,929,376
                                                                                                                     --------------
     HEALTH CARE PROVIDERS & SERVICES 2.0%
     Aetna Inc. .............................................     United States                 745,730                  31,775,555
     HCA Inc. ...............................................     United States               2,137,730                  99,511,332
                                                                                                                     --------------
                                                                                                                        131,286,887
                                                                                                                     --------------
     HOTELS RESTAURANTS & LEISURE .2%
     Carnival Corp. .........................................     United States                 425,000                  10,399,750
     Shangri-La Asia Ltd. ...................................       Hong Kong                 1,000,000                     653,850
                                                                                                                     --------------
                                                                                                                         11,053,600
                                                                                                                     --------------
     HOUSEHOLD DURABLES 3.8%
     Koninklijke Philips Electronics NV .....................      Netherlands                3,699,765                  74,018,521
    *LG Electronics Inc. ....................................      South Korea                2,253,000                  84,162,985
     Makita Corp. ...........................................         Japan                     148,000                     871,286
     Sony Corp. .............................................         Japan                   1,984,100                  86,516,232
                                                                                                                     --------------
                                                                                                                        245,569,024
                                                                                                                     --------------
     INDUSTRIAL CONGLOMERATES 2.2%
    *Grupo Carso SA de CV ...................................        Mexico                   2,023,000                   5,600,142
     Hutchison Whampoa Ltd. .................................       Hong Kong                14,917,060                 100,882,046
     Smiths Group PLC .......................................    United Kingdom               2,737,000                  30,907,417
     Tyco International Ltd. ................................     United States                 250,000                   3,922,500
                                                                                                                     --------------
                                                                                                                        141,312,105
                                                                                                                     --------------

                                                                              17

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)

                                                                    COUNTRY                    SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)

     INSURANCE 6.7%
     Ace Ltd. ...............................................        Bermuda                  2,564,100              $   81,564,021
     American International Group Inc. ......................     United States                 737,870                  46,338,236
     AXA SA .................................................        France                   3,222,452                  44,148,806
     AXA SA, ADR ............................................        France                     150,000                   2,055,000
     Sampo-Leonia OYJ, 144A .................................        Finland                  3,266,000                  22,933,234
     Sampo-Leonia OYJ, A ....................................        Finland                  7,161,143                  50,284,191
     Scor SA ................................................        France                     480,753                   9,207,895
     Swiss Reinsurance Co. ..................................      Switzerland                  525,989                  37,153,789
     W.R. Berkley Corp. .....................................     United States               2,267,950                  76,339,197
     XL Capital Ltd., A .....................................        Bermuda                    820,652                  60,408,194
                                                                                                                     --------------
                                                                                                                        430,432,563
                                                                                                                     --------------
    *INTERNET SOFTWARE & SERVICES .7%
     Check Point Software Technologies Ltd. .................        Israel                     343,700                   5,757,319
     KPMG Consulting Inc. ...................................     United States               1,679,561                  17,047,544
     VeriSign Inc. ..........................................     United States               2,610,257                  18,741,645
                                                                                                                     --------------
                                                                                                                         41,546,508
                                                                                                                     --------------
     IT CONSULTING & SERVICES 1.0%
     Electronic Data Systems Corp. ..........................     United States                 858,300                   34,555,158
     Satyam Computers Services Ltd. .........................         India                   6,431,660                  31,912,817
                                                                                                                     --------------
                                                                                                                         66,467,975
                                                                                                                     --------------
     MACHINERY .9%
     Invensys PLC ...........................................    United Kingdom              14,357,529                  17,101,551
     Volvo AB, B ............................................        Sweden                   2,333,326                  38,526,698
                                                                                                                     --------------
                                                                                                                         55,628,249
                                                                                                                     --------------
     MEDIA 1.1%
    *AOL Time Warner Inc. ...................................     United States               2,048,700                  25,916,055
     APN News & Media Ltd. ..................................       Australia                   245,498                     432,744
     Interpublic Group of Cos. Inc. .........................     United States               1,013,000                  18,466,990
     United Business Media PLC ..............................    United Kingdom               1,002,600                   4,420,156
     WPP Group PLC ..........................................    United Kingdom               3,275,400                  24,117,726
                                                                                                                     --------------
                                                                                                                         73,353,671
                                                                                                                     --------------
     METALS & MINING 3.2%
     Alcan Inc. .............................................        Canada                   1,897,475                  53,238,770
     BHP Billiton Ltd. ......................................       Australia                15,444,969                  77,506,455
    *BHP Steel Ltd. .........................................       Australia                 3,088,993                   4,747,375
     Companhia Siderurgica Nacional CSN, ADR ................        Brazil                     691,280                   9,194,024
     POSCO ..................................................      South Korea                  678,235                  60,942,119
                                                                                                                     --------------
                                                                                                                        205,628,743
                                                                                                                     --------------
     MULTI-UTILITIES .2%
     Suez SA ................................................        France                     576,000                  13,223,913
                                                                                                                     --------------

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)

                                                                     COUNTRY                   SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)

     MULTILINE RETAIL .2%
     Galeries Lafayette SA ..................................        France                     102,799              $   12,813,582
                                                                                                                     --------------
     OIL & GAS 7.0%
     Burlington Resources Inc. ..............................     United States                 503,600                  19,373,492
     CNOOC Ltd. .............................................         China                  27,695,716                  38,525,698
     Occidental Petroleum Corp. .............................     United States               1,903,500                  56,533,950
    *Perez Companc SA, B, ADR ...............................       Argentina                 2,567,760                  12,838,800
     PetroChina Co. Ltd., H .................................         China                 384,389,000                  78,356,721
     Repsol YPF SA ..........................................         Spain                   2,578,000                  33,625,647
     Royal Dutch Petroleum Co. ..............................      Netherlands                1,818,000                  82,013,965
     Shell Transport & Trading Co. PLC ......................    United Kingdom              10,041,795                  67,338,822
     Valero Energy Corp. ....................................     United States               1,899,550                  61,678,389
                                                                                                                     --------------
                                                                                                                        450,285,484
                                                                                                                     --------------
     PAPER & FOREST PRODUCTS .5%
     Stora Enso OYJ, R (EUR/FIM Traded) .....................        Finland                  2,612,600                  28,850,106
                                                                                                                     --------------
     PHARMACEUTICALS 5.5%
     Abbott Laboratories ....................................     United States               1,450,000                  58,043,500
     Aventis SA .............................................        France                   1,617,570                  95,260,355
     Aventis SA .............................................        France                     463,578                  27,232,389
     Bristol-Myers Squibb Co. ...............................     United States               2,729,400                  68,098,530
     Ono Pharmaceutical Co. Ltd. ............................         Japan                   1,265,500                  46,536,330
     Pharmacia Corp. ........................................     United States               1,383,637                  60,464,937
                                                                                                                     --------------
                                                                                                                        355,636,041
                                                                                                                     --------------
     REAL ESTATE 5.7%
     Ayala Land Inc. ........................................      Philippines               81,688,000                   8,665,908
     Boston Properties Inc. .................................     United States                 200,000                   7,576,000
     Cheung Kong Holdings Ltd. ..............................       Hong Kong                28,964,600                 207,023,948
     Crescent Real Estate Equities Co. ......................     United States               2,805,846                  47,138,213
    *Inversiones y Representacion SA ........................       Argentina                         2                           1
    *Inversiones y Representacion SA, GDR ...................       Argentina                 1,978,757                   8,360,248
     Lend Lease Corp. Ltd. ..................................       Australia                 3,929,035                  23,850,635
     New World Development Co. Ltd. .........................       Hong Kong                20,236,031                  13,231,336
     Union du Credit Bail Immobilier ........................        France                     902,808                  54,362,556
                                                                                                                     --------------
                                                                                                                        370,208,845
                                                                                                                     --------------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.9%
    *Agere Systems Inc., A ..................................     United States              26,086,954                  41,478,257
     Samsung Electronics Co. Ltd. ...........................      South Korea                  275,690                  75,921,120
    *Taiwan Semiconductor Manufacturing Co. .................        Taiwan                   3,514,200                   5,120,706
                                                                                                                     --------------
                                                                                                                        122,520,083
                                                                                                                     --------------
    *SOFTWARE 2.4%
     BMC Software Inc. ......................................     United States               2,233,600                  31,047,040
     Intuit Inc. ............................................     United States               1,638,300                  73,117,329
     Synopsys Inc. ..........................................     United States               1,163,770                  50,216,675
                                                                                                                     --------------
                                                                                                                        154,381,044
                                                                                                                     --------------

                                                                              19

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)

                                                                    COUNTRY                    SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)

    *SPECIALTY RETAIL .2%
     Toys R Us Inc. .........................................     United States               1,000,000              $   13,330,000
                                                                                                                     --------------
     TEXTILES & APPAREL 2.0%
     Adidas-Salomon AG ......................................        Germany                  1,324,460                  94,429,862
     Gucci Group NV, N.Y. shs. ..............................      Netherlands                  395,400                  35,506,920
                                                                                                                     --------------
                                                                                                                        129,936,782
                                                                                                                     --------------
     WIRELESS TELECOMMUNICATION SERVICES 3.4%
    *AT&T Wireless Services Inc. ............................     United States              13,753,200                  67,940,808
    *China Mobile (Hong Kong) Ltd. ..........................         China                  23,951,500                  66,174,120
    *China Mobile (Hong Kong) Ltd., ADR .....................         China                     100,000                   1,385,000
   +*Crown Castle International Corp. .......................     United States              12,950,765                  29,786,759
     SK Telecom Co. Ltd. ....................................      South Korea                  276,600                  54,424,810
                                                                                                                     --------------
                                                                                                                        219,711,497
                                                                                                                     --------------
     TOTAL COMMON STOCKS (COST $5,554,054,944)                                                                        5,581,999,923
                                                                                                                     --------------
     PREFERRED STOCKS 2.8%
     Cia Vale do Rio Doce, A, ADR, pfd. .....................        Brazil                   2,466,800                  57,353,100
     Cia Vale do Rio Doce, A, pfd. ..........................        Brazil                   1,583,500                  36,012,360
     Samsung Electronics Co. Ltd., pfd. .....................      South Korea                  228,510                  31,369,150
     Volkswagen AG, pfd. ....................................        Germany                  1,756,650                  56,161,531
                                                                                                                     --------------
     TOTAL PREFERRED STOCKS (COST $183,479,099)                                                                         180,896,141

                                                                                             PRINCIPAL
                                                                                             AMOUNT**
                                                                                             ----------
     BONDS & NOTES 7.1%
     AOL Time Warner Inc., 7.70%, 5/01/32 ...................     United States        $ 25,000,000                      21,077,675
     Bundesrepublik Deutschland:
      4.25%, 3/12/04 ........................................        Germany             12,160,000 EUR                  12,071,753
      5.00%, 1/04/12 ........................................        Germany             12,040,000 EUR                  12,205,543
     Federal Republic of Germany:
      4.50%, 5/19/03 ........................................        Germany             40,000,000 EUR                  39,541,817
      5.00%, 2/17/06 ........................................        Germany             40,000,000 EUR                  40,728,464
      5.00%, 7/04/11 ........................................        Germany              8,000,000 EUR                   8,110,992
     Government of Canada, 6.00%, 6/01/11 ...................        Canada               8,030,000 CAD                   5,496,072
     Government of France:
      5.00%, 7/12/05 ........................................        France              11,590,000 EUR                  11,764,700
      5.00%, 4/25/12 ........................................        France              12,300,000 EUR                  12,395,536
     Government of New Zealand:
      8.00%, 11/15/06 .......................................      New Zealand           15,670,000 NZD                   7,846,319
      7.00%, 7/15/09 ........................................      New Zealand           15,850,000 NZD                   7,718,205
     Government of Spain:
      4.50%, 7/30/04 ........................................         Spain              11,785,000 EUR                  11,767,444
      5.00%, 7/30/12 ........................................         Spain              12,570,000 EUR                  12,572,712
     Kingdom of Sweden, 5.50%, 10/08/12 .....................        Sweden              48,680,000 SEK                   5,361,697

20

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)

                                                                                             PRINCIPAL
                                                                    COUNTRY                   AMOUNT**                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
  BONDS & NOTES (CONT.)

     Korea Telecom Corp., cvt., 144A, .25%, 1/04/07 .........     South Korea        $   16,000,000                  $   17,620,000
     National Grid Group PLC:
      cvt., Reg. S, 4.25%, 2/17/08 ..........................    United Kingdom          15,000,000 GBP                  26,974,244
      cvt., 144A, 4.25%, 2/17/08 ............................    United Kingdom          16,000,000 GBP                  28,772,527
     New South Wales Treasury Corp., 8.00%, 3/01/08 .........       Australia            17,170,000 AUD                  10,431,604
     Sony Corp., cvt., 1.40%, 3/31/05 .......................         Japan           2,928,000,000 JPY                  35,301,953
     U.S. Treasury Bond, 6.25%, 5/15/30 .....................     United States          30,000,000                      35,145,720
     U.S. Treasury Note, 6.50%, 2/15/10 .....................     United States          80,000,000                      93,531,280
                                                                                                                     --------------
     TOTAL BONDS & NOTES (COST $415,897,834)                                                                            456,436,257
                                                                                                                     --------------
     SHORT TERM INVESTMENTS 2.2%
     Federal Farm Credit Bank, 1.730% to 1.929%,
       with maturities to 1/02/03 ...........................     United States          26,970,000                      26,979,680
     Federal Home Loan Bank, 1.688% to 1.939%,
       with maturities to 11/18/02 ..........................     United States          45,130,000                      44,981,451
     Federal National Mortgage Association,
       1.803% to 5.250%, with maturities to 1/15/03 .........     United States          65,000,000                      65,074,075
     Student Loan Marketing Association, 1.689%, 2/20/03 ....     United States          10,000,000                      10,000,690
                                                                                                                     --------------
     TOTAL SHORT TERM INVESTMENTS (COST $146,971,023) .......                                                           147,035,896
                                                                                                                     --------------
     TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
      (COST $6,300,402,900) .................................                                                         6,366,368,217
                                                                                                                     --------------
    aREPURCHASE AGREEMENT (COST $21,530,000) .4%
     Barclays Bank PLC, 1.80%, 9/03/02 (Maturity
      Value $21,534,306)
      Collateralized by U.S. Treasury Bills,
        Notes and Bonds, and
      U.S. Government Agency Securities .....................     United States          21,530,000                      21,530,000
                                                                                                                     --------------
     TOTAL INVESTMENTS (COST $6,321,932,900) 99.0% ..........                                                         6,387,898,217
     OTHER ASSETS, LESS LIABILITIES 1.0% ....................                                                            67,398,549
                                                                                                                     --------------
     TOTAL NET ASSETS 100.0% ................................                                                        $6,455,296,766
                                                                                                                     --------------

    CURRENCY ABBREVIATIONS:
     AUD--Australian Dollar
     CAD--Canadian Dollar
     EUR--European Unit
     FIM--Finnish Markka
     GBP--British Pound
     JPY--Japanese Yen
     NZD--New Zealand Dollar
     SEK--Swedish Krona

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
(a)See Note 1 regarding repurchase agreements.
+The Investment Company Act of 1940 defines "affiliated companies" as investment in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at August 31, 2002 were $29,786,759.
                                                                              21

                       See notes to financial statements.

TEMPLETON WORLD FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2002

Assets:
 Investments in securities, at value (cost $6,321,932,900) ........................................    $6,387,898,217
 Cash .............................................................................................             4,884
 Foreign currency, at value (cost $72,647,927) ....................................................        72,980,058
 Receivables:
  Investment securities sold ......................................................................         2,203,118
  Capital shares sold .............................................................................         2,687,322
  Dividends and interest ..........................................................................        15,754,830
                                                                                                       --------------
      Total assets ................................................................................     6,481,528,429
                                                                                                       --------------
Liabilities:
 Payables:
  Investment securities purchased .................................................................        12,209,533
  Capital shares redeemed .........................................................................         6,296,374
  To affiliates ...................................................................................         6,648,157
 Accrued expenses .................................................................................         1,077,599
                                                                                                       --------------
      Total liabilities ...........................................................................        26,231,663
                                                                                                       --------------
Net assets, at value ..............................................................................    $6,455,296,766
                                                                                                       ==============
Net assets consist of:
 Undistributed net investment income ..............................................................    $   42,153,577
 Net unrealized appreciation ......................................................................        66,497,409
 Accumulated net realized loss ....................................................................       (58,703,859)
 Capital shares ...................................................................................     6,405,349,639
                                                                                                       --------------
Net assets, at value ..............................................................................    $6,455,296,766
                                                                                                       ==============
CLASS A:
 Net asset value per share ($6,161,235,108 / 451,664,940 shares outstanding) ......................            $13.64
                                                                                                       ==============
 Maximum offering price per share ($13.64 / 94.25%) ...............................................            $14.47
                                                                                                       ==============
CLASS B:
 Net asset value and maximum offering price per share ($29,311,173 / 2,177,627 shares outstanding)*            $13.46
                                                                                                       ==============
CLASS C:
 Net asset value per share ($264,750,485 / 19,884,557 shares outstanding)* ........................            $13.31
                                                                                                       ==============
 Maximum offering price per share ($13.31 / 99.00%) ...............................................            $13.44
                                                                                                       ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.

22
                       See notes to financial statements.

TEMPLETON WORLD FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2002

Investment Income:
 (net of foreign taxes of $9,642,503)
 Dividends .............................................................    $  139,936,194
 Interest ..............................................................        20,216,879
                                                                            --------------
      Total investment income ..........................................                            $   160,153,073
Expenses:
 Management fees (Note 3) ..............................................        44,133,001
 Administrative fees (Note 3) ..........................................         5,619,238
 Distribution fees (Note 3)
  Class A ..............................................................        17,149,516
  Class B ..............................................................           280,504
  Class C ..............................................................         2,981,355
 Transfer agent fees (Note 3) ..........................................         7,399,000
 Custodian fees ........................................................         1,993,600
 Registration and filing fees ..........................................           107,800
 Professional fees .....................................................           147,200
 Directors' fees and expenses ..........................................            97,600
 Other .................................................................           121,550
                                                                            --------------
      Total expenses ...................................................                                 80,030,364
                                                                                                    ---------------
           Net investment income .......................................                                 80,122,709
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..........................................................        16,904,891
  Foreign currency transactions ........................................        (4,997,921)
                                                                            --------------
      Net realized gain ................................................                                 11,906,970
 Net unrealized appreciation (depreciation) on:
  Investments ..........................................................      (464,720,041)
  Translation of assets and liabilities denominated in foreign currencies          524,431
                                                                            --------------
      Net unrealized depreciation ......................................                              (464,195,610)
                                                                                                    ---------------
Net realized and unrealized loss .......................................                               (452,288,640)
                                                                                                    ---------------
Net decrease in net assets resulting from operations ...................                            $  (372,165,931)
                                                                                                    ===============

                       See notes to financial statements.

TEMPLETON WORLD FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                                  2002                  2001
                                                                            ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................    $   80,122,709          $   148,083,073
  Net realized gain from investments and foreign currency transactions .        11,906,970              117,053,316
  Net unrealized depreciation on investments and translation of assets and
  liabilities denominated in foreign currencies ........................      (464,195,610)          (1,667,714,203)
                                                                            ---------------------------------------
      Net decrease in net assets resulting from operations .............      (372,165,931)          (1,402,577,814)

Distributions to shareholders from:
 Net investment income:
  Class A ..............................................................      (126,834,390)            (133,062,405)
  Class B ..............................................................          (294,152)                (216,445)
  Class C ..............................................................        (3,234,667)              (2,990,449)
 Net realized gains:
  Class A ..............................................................                --             (569,516,650)
  Class B ..............................................................                --               (1,577,192)
  Class C ..............................................................                --              (26,070,835)
                                                                            ---------------------------------------
Total distributions to shareholders ....................................      (130,363,209)            (733,433,976)

Capital share transactions (Note 2):
  Class A ..............................................................      (461,641,042)            (375,617,426)
  Class B ..............................................................         5,910,281                8,038,071
  Class C ..............................................................       (27,961,616)             (17,787,854)
                                                                            ---------------------------------------
Total capital share transactions .......................................      (483,692,377)            (385,367,209)
       Net decrease in net assets ......................................      (986,221,517)          (2,521,378,999)
Net assets:
 Beginning of year .....................................................     7,441,518,283            9,962,897,282
                                                                            ---------------------------------------
 End of year ...........................................................    $6,455,296,766          $ 7,441,518,283
                                                                            =======================================
Undistributed net investment income included in net assets:
 End of year ...........................................................    $  (42,153,577)         $    97,428,680
                                                                            =======================================

24
                       See notes to financial statements.

TEMPLETON WORLD FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton World Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At August 31, 2002, all repurchase agreements held by the Fund had been entered into on the last business day of the month.

C. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting year.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

TEMPLETON WORLD FUND
Notes to Financial Statements (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Bond discount and premium is amortized on a yield to maturity basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting year. Actual results could differ from those estimates.

H. AUDIT GUIDE

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize all premium and discount on fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Fund. Prior to September 1, 2001, premiums on fixed-income securities were included in realized gains and losses. The cumulative effect of this accounting change resulted in a reduction of $14,210,028 in the recorded cost of investments and a corresponding increase in net unrealized appreciation.

The effect of this change for the year ended August 31, 2002 was to decrease net investment income by $5,749,470, increase unrealized depreciation by $6,136,534 and increase realized gains by $11,886,004. The Statement of Changes in Net Assets and the Financial Highlights for prior years have not been restated to reflect this change in accounting policy.

I. REDEMPTION FEES

Effective September 17, 2001, the Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.

TEMPLETON WORLD FUND
Notes to Financial Statements (CONTINUED)

2. CAPITAL STOCK

The Fund offers three classes of shares: Class A, Class B, and Class C shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At August 31, 2002, there were 3.7 billion shares of capital stock authorized ($1.00 par value) of which 1.2 billion shares have been classified as Fund shares as follows: 800 million Class A shares, 200 million Class B shares, and 200 million Class C shares. Transactions in the Fund's shares were as follows:

                                                                             YEAR ENDED AUGUST 31,
                                                     -------------------------------------------------------------------------------
                                                                 2002                                   2001
                                                     -------------------------------------------------------------------------------
                                                       SHARES            AMOUNT                SHARES            AMOUNT
                                                     -------------------------------------------------------------------------------
CLASS A SHARES:
Shares sold .......................................   53,222,355     $   777,636,348          196,714,305     $ 3,297,549,724
Shares issued on reinvestment of distributions ....    7,957,876         110,635,147           38,369,239         623,523,874
Shares redeemed ...................................  (92,812,344)     (1,349,912,537)        (256,018,162)     (4,296,691,024)
                                                     -------------------------------------------------------------------------------
Net decrease ......................................  (31,632,113)    $  (461,641,042)         (20,934,618)    $  (375,617,426)
                                                     ===============================================================================

                                                                             YEAR ENDED AUGUST 31,
                                                     -------------------------------------------------------------------------------
                                                                 2002                                   2001
                                                     -------------------------------------------------------------------------------
                                                        SHARES           AMOUNT                 SHARES            AMOUNT
                                                     -------------------------------------------------------------------------------
CLASS B SHARES:
Shares sold .......................................      706,786     $    10,300,210              575,351     $     9,194,795
Shares issued on reinvestment of distributions ....       19,338             264,318              102,086           1,645,115
Shares redeemed ...................................     (323,182)         (4,654,247)            (179,039)         (2,801,839)
                                                     -------------------------------------------------------------------------------
Net increase ......................................      402,942     $     5,910,281              498,398     $     8,038,071
                                                     ===============================================================================

                                                                             YEAR ENDED AUGUST 31,
                                                     -------------------------------------------------------------------------------
                                                                 2002                                   2001
                                                     -------------------------------------------------------------------------------
                                                        SHARES           AMOUNT                 SHARES            AMOUNT
                                                     -------------------------------------------------------------------------------
CLASS C SHARES:
Shares sold .......................................    2,461,462     $    35,276,170            5,306,784     $    86,010,492
Shares issued on reinvestment of distributions ....      208,344           2,816,804            1,602,146          25,513,076
Shares redeemed ...................................   (4,655,013)        (66,054,590)          (8,027,226)       (129,311,422)
                                                     -------------------------------------------------------------------------------
Net decrease ......................................   (1,985,207)    $   (27,961,616)          (1,118,296)    $   (17,787,854)
                                                     ===============================================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, LLC (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

TEMPLETON WORLD FUND
Notes to Financial Statements (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

         ANNUALIZED
         FEE RATE       AVERAGE DAILY NET ASSETS
         ------------------------------------------------------------------
         0.75%          First $200 million
         0.675%         Over $200 million, up to and including $1.3 billion
         0.60%          Over $1.3 billion

The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

         ANNUALIZED
         FEE RATE       AVERAGE DAILY NET ASSETS
         ------------------------------------------------------------------
         0.15%          First $200 million
         0.135%         Over $200 million, up to and including $700 million
         0.10%          Over $700 million, up to and including $1.2 billion
         0.075%         Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Under the Class A distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent years. At August 31, 2002, there were unreimbursed costs of $2,353,992. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $582,221 and $123,565, respectively.

4. INCOME TAXES

At August 31, 2002, the cost of investments, net unrealized appreciation, and undistributed ordinary income for income tax purposes were as follows:

                 Cost of investments                          $6,358,224,014
                                                              --------------
                 Unrealized appreciation                         948,065,115
                 Unrealized depreciation                        (918,390,912)
                                                              --------------
                 Net unrealized appreciation                  $   29,674,203
                                                              ==============

                 Distributable earnings - ordinary income     $   52,079,875
                                                              ==============

The tax character of distributions paid during the year ended August 31, 2002, was the same for financial statements and tax purposes.

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, foreign currency transactions, losses realized subsequent to October 31 on the sale of foreign currencies, and bond discounts and premiums.

TEMPLETON WORLD FUND
Notes to Financial Statements (CONTINUED)

4. INCOME TAXES (CONT.)

At August 31, 2002, the Fund had tax basis capital losses of $32,161,030 which may be carried over to offset future capital gains. Such losses expire in 2010.

At August 31, 2002, the Fund had deferred currency losses occurring subsequent to October 31, 2001 of $178,012. For tax purposes, such losses will be reflected in the year ending August 31, 2003.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2002 aggregated $3,010,230,161 and $3,021,260,579, respectively.

TEMPLETON WORLD FUND
INDEPENDENT AUDITORS' REPORT
To the Board of Directors and Shareholders of Templeton World Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton World Fund series of Templeton Funds, Inc. (the "Fund") at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended August 31, 1998 were audited by other independent accountants whose report dated September 29, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

San Francisco, California
September 25, 2002

TEMPLETON WORLD FUND
Tax Designation (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 16.09% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2002.

At August 31, 2002, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class A, Class B and Class C shareholders of record on October 17, 2002.

                               CLASS A                          CLASS B                           CLASS C
-----------------------------------------------------------------------------------------------------------------------
                   FOREIGN TAX     FOREIGN SOURCE     FOREIGN TAX     FOREIGN SOURCE    FOREIGN TAX    FOREIGN SOURCE
COUNTRY          PAID PER SHARE   INCOME PER SHARE   PAID PER SHARE  INCOME PER SHARE  PAID PER SHARE  INCOME PER SHARE
-----------------------------------------------------------------------------------------------------------------------
Australia             $0.0000          $0.0037          $0.0000          $0.0020          $0.0000          $0.0016
Bermuda                0.0000           0.0046           0.0000           0.0025           0.0000           0.0020
Brazil                 0.0031           0.0132           0.0031           0.0072           0.0031           0.0056
Canada                 0.0004           0.0014           0.0004           0.0007           0.0004           0.0006
China                  0.0000           0.0153           0.0000           0.0083           0.0000           0.0064
Finland                0.0000           0.0077           0.0000           0.0042           0.0000           0.0032
France                 0.0018           0.0050           0.0018           0.0027           0.0018           0.0021
Germany                0.0004           0.0112           0.0004           0.0061           0.0004           0.0047
Hong Kong              0.0000           0.0146           0.0000           0.0080           0.0000           0.0062
India                  0.0000           0.0027           0.0000           0.0015           0.0000           0.0011
Italy                  0.0008           0.0031           0.0008           0.0017           0.0008           0.0013
Japan                  0.0008           0.0018           0.0008           0.0010           0.0008           0.0007
Mexico                 0.0000           0.0046           0.0000           0.0025           0.0000           0.0019
Netherlands            0.0041           0.0227           0.0041           0.0124           0.0041           0.0096
New Zealand            0.0004           0.0016           0.0004           0.0009           0.0004           0.0007
Philippines            0.0002           0.0005           0.0002           0.0003           0.0002           0.0002
Singapore              0.0006           0.0015           0.0006           0.0008           0.0006           0.0006
South Korea            0.0029           0.0086           0.0029           0.0047           0.0029           0.0036
Spain                  0.0009           0.0035           0.0009           0.0019           0.0009           0.0015
Sweden                 0.0000           0.0021           0.0000           0.0011           0.0000           0.0009
Switzerland            0.0000           0.0012           0.0000           0.0007           0.0000           0.0005
Taiwan                 0.0002           0.0002           0.0002           0.0001           0.0002           0.0001
United Kingdom         0.0037           0.0220           0.0037           0.0120           0.0037           0.0093
-----------------------------------------------------------------------------------------------------------------------
TOTAL                 $0.0203          $0.1528          $0.0203          $0.0833          $0.0203          $0.0644
=======================================================================================================================

In January 2003, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2002. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS                                                NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                         LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION          TIME SERVED   BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)                  Director          Since 1992          132          Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                                    company).
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (70)               Director          Since 1992          133          None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (79)              Director          Since 1991           27          None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd College (1991-present); and FORMERLY, Chairman and
Director, Precise Power Corporation (1990-1997); Director, Checkers Drive-In Restaurant, Inc. (1994-1997); and Chairman of the Board
and Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
BETTY P. KRAHMER (73)                  Director          Since 1990           21          None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
------------------------------------------------------------------------------------------------------------------------------------


                                                                            NUMBER OF
                                                                       PORTFOLIOS IN FUND
                                                         LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION          TIME SERVED    BY BOARD MEMBER*  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)                 Director          Since 1993          132          Director, White Mountains Insurance
500 East Broward Blvd.                                                                    Group, Ltd. (holding company); Martek
Suite 2100                                                                                Biosciences Corporation; WorldCom, Inc.
Ft. Lauderdale, FL 33394-3091                                                             (communications services); MedImmune,
                                                                                          Inc. (biotechnology); Overstock.com
                                                                                          (Internet services); and Spacehab, Inc.
                                                                                          (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of
Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (73)                  Director          Since 1990           27          None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; and manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and Light
(1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED BOARD MEMBERS AND OFFICERS
                                                                            NUMBER OF
                                                                       PORTFOLIOS IN FUND
                                                         LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION          TIME SERVED    BY BOARD MEMBER*  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (72)               Director          Since 1993           62          Director, Amerada Hess Corporation (explo-
500 East Broward Blvd.                                                                    ration and refining of oil and gas); C2,
Suite 2100                                                                                Inc. (operating and investment business);
Ft. Lauderdale, FL 33394-3091                                                             and H.J. Heinz Company (processed foods
                                                                                          and allied products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd. and Darby Emerging Markets Investments
LDC (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and Franklin Templeton Investment Fund; and
formerly, Secretary of the United States Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc.
(investment banking) (until 1988); and U.S. Senator, New Jersey (April 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)              Director,         Director and        132          None
One Franklin Parkway                   Chairman of       Chairman of
San Mateo, CA 94403-1906               the Board         the Board since
                                       and               1995 and Vice
                                       Vice President    President since
                                                         1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                                          NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                         LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION          TIME SERVED    BY BOARD MEMBER*  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (62)          Director and      Director            116          None
One Franklin Parkway                   Vice President    since 1992 and
San Mateo, CA 94403-1906                                 Vice President
                                                         since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 50 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)                   Vice President    Since 1996          Not          None
One Franklin Parkway                                                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JEFFERY A. EVERETT (38)                President         Since 2001          Not          None
PO Box N-7759                                                                Applicable
Lyford Cay, Nassau, Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 17 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)                Vice President    Since 1990          Not          None
One Franklin Parkway                                                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior
Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and
Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services,
Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)                     Vice President    Since 2000          Not          None
One Franklin Parkway                   and Assistant                         Applicable
San Mateo, CA 94403-1906               Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and
Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property
Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------

34


                                                                          NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                         LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION          TIME SERVED    BY BOARD MEMBER*  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)                  Vice President    Vice President      Not          None
One Franklin Parkway                   and Secretary     since 2000          Applicable
San Mateo, CA 94403-1906                                 and Secretary
                                                         since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc. and
officer of one of the other subsidiaries of Franklin Resources, Inc., and of 52 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, Securities and Exchange Commission (1986-1995); Attorney,
Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. JOHNSON (46)                Vice President    Since 1996          Not          None
One Franklin Parkway                                                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton
Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of the Board, President
and Director, Franklin Investment Advisory Services, Inc.; and officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (62)                       Vice President    Since 1994          Not          None
500 East Broward Blvd.                                                       Applicable
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President,
Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)                 Vice President    Since May           Not          Director, FTI Banque, Arch Chemicals, Inc.
600 5th Avenue                         - AML             2002                Applicable   and Lingnan Foundation
Rockefeller Center                     Compliance
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 40 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (40)                Treasurer         Since 2000          Not          None
500 East Broward Blvd.                                                       Applicable
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; and officer of some of the subsidiaries of Franklin Resources, Inc. and of 18 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                                         NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                         LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                 POSITION           TIME SERVED    BY BOARD MEMBER*  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)                 Vice President    Since 2000          Not          None
One Franklin Parkway                   and Assistant                         Applicable
San Mateo, CA 94403-1906               Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive
Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies comprising the Franklin
Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the
Fund's adviser and distributor. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors Limited. Mr. Brady and Franklin
Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). Mr. Brady is Chairman and shareholder of Darby Overseas Investments, Ltd., which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and
Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF). Mr. Brady serves as Chairman of the corporate general partner of DEMF, and Darby Overseas and its general partner own 100% of the stock of the general partner of
DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Overseas is a significant investor and for which Darby Overseas has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby-BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Overseas is a significant investor, and the general partner of which Darby Overseas controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Franklin Resources, Inc.

--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[R] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund


GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund(1)
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund(2)
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund

GROWTH & INCOME
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund(3)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(4)
Franklin Short-Intermediate
 U.S. Government Securities Fund(3)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(3)
Franklin Federal Money Fund(3,5)
Franklin Money Fund(3,5)


TAX-FREE INCOME(6)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(7)
Tax-Exempt Money Fund(3,5)

STATE-SPECIFIC
TAX-FREE INCOME(6)
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable
Insurance Products Trust(9)

1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
5. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
6. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
7. Portfolio of insured municipal securities.
8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           09/02

[GRAPHIC OMITTED]
[FRANKLIN[R] TEMPLETON[R]
INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY
AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.

ANNUAL REPORT
TEMPLETON WORLD FUND

AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN[R]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton World Fund prospectus, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.


[GRAPHIC OMITTED]
[graphic of recycled paper omitted]
Printed on recycled paper

102 A2002 10/02